SHARE-BASED COMPENSATION - Shares issued to management and employees (Details) - USD ($)					12 Months Ended
	Nov. 01, 2024	Oct. 15, 2024	Sep. 20, 2024	Sep. 12, 2024	Mar. 31, 2025	Aug. 31, 2023	Sep. 05, 2022
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees					$ 2,672,450
Stock-based compensation					2,672,450
Class A ordinary share
SHARE-BASED COMPENSATION
Public offering price						$ 2.3	$ 2
2024 Plan | Class A ordinary share
SHARE-BASED COMPENSATION
Shares available for issuance				2,000,000
Issuance of Class A Ordinary Share for management and employees (in shares)	1,531,000
Issuance of Class A Ordinary Share for management and employees				$ 3,410,200
Stock-based compensation					2,672,450
Unrecognized share-based compensation expense					$ 737,750
Weighted average period					5 months 15 days
2024 Plan | Class A ordinary share | First grant date
SHARE-BASED COMPENSATION
Public offering price				$ 2.2
2024 Plan | Class A ordinary share | Second grant date
SHARE-BASED COMPENSATION
Public offering price				$ 2.27
2024 Plan | Consultants | Class A ordinary share
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees (in shares)			931,000
2024 Plan | Employees | Class A ordinary share
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees (in shares)		600,000